FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2007

               Check here if Amendment [ ]; Amendment Number: [ ]

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                             Name: Harvey Partners, LLC

           Address: 350 Madison Avenue, 8th Floor, New York, NY 10017
          ------------------------------------------------------------


                         Form 13F File Number:
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey C. Moskowitz
         -----------------------

Title:   Managing Member
         -----------------------

Phone:   (212) 389-8760
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey C. Moskowitz                  New York, NY         February 14, 2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary




Number of Other Included Managers:        None
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Form 13F Information Table Entry Total:   47
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Form 13F Information Table Value Total:   $ 96,185 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                              Harvey Partners, LLC
                                    FORM 13F
                                December 31, 2007


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    Column 1                    Column 2       Column 3     Column 4        Column 5       Column 6   Column 7        Column 8

                                Title of                     Value     Shares or   SH/ Put/  Investment  Other      Voting Authority
  Name of Issuer                 Class         CUSIP       (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ADVISORY BRD CO                  COM          00762W107        706          11,000   SH        Sole                  11,000
AIR METHODS CORP                 COM          009128307      1,018          20,500   SH        Sole                  20,500
AMERICAN ORIENTAL
   BIOENGINEERING IN             COM          028731107      1,157         104,400   SH        Sole                 104,400
AMERICAN PAC CORP                COM          028740108      1,048          61,474   SH        Sole                  61,474
ASTEC INDS INC                   COM          046224101      1,644          44,213   SH        Sole                  44,213
CALIFORNIA MICRO DEVICES COR     COM          130439102      1,845         397,700   SH        Sole                 397,700
CALLWAVE INC DEL                 COM          13126N101      2,930         945,000   SH        Sole                 945,000
DDI CORP                         COM          233162502        357          63,370   SH        Sole                  63,370
DYNAMIC MATLS CORP               PUT          267888955        502             450   PUT       Sole                     450
FLIGHT SAFETY TECH INC NEV       COM          33942T207        342         185,000   SH        Sole                 185,000
FORRESTER RESH INC               COM          346563109      3,012         107,500   SH        Sole                 107,500
FOUNDRY NETWORKS INC             COM          35063R100      2,803         160,000   SH        Sole                 160,000
GENERAL FINANCE CORP             COM          369822101      2,166         238,500   SH        Sole                 238,500
GENTEX CORP                      COM          371901109      2,488         140,000   SH        Sole                 140,000
GLOBALOPTIONS GROUP INC          COM          37946d209      1,289         286,400   SH        Sole                 286,400
HEAD N V                         COM          422070102         97          27,000   SH        Sole                  27,000
HICKS ACQUISITION CO I INC       UNIT         429086408      3,510         351,000  UNIT       Sole                 351,000
HICKS ACQUISITION CO I INC       WTS          429086127          1           1,245   WTS       Sole                   1,245
HYPERCOM CORP                    COM          44913M105      2,341         470,000   SH        Sole                 470,000
INDIA GLOBALIZATION CAP INC      UNIT         45408X209        163          25,000  UNIT       Sole                  25,000
INDIA GLOBALIZATION CAP INC      COM          45408X100      1,977         335,100   SH        Sole                 335,100
INSITUFORM TECHNOLOGIES INC      COM          457667103      3,034         205,000   SH        Sole                 205,000
INTEGRATED SILICON SOLUTION      COM          45812P107      2,383         360,000   SH        Sole                 360,000
IOMEGA CORP                      COM          462030305      6,090       1,775,100   SH        Sole               1,775,100
LANDEC CORP                      COM          514766104      1,769         132,000   SH        Sole                 132,000
NBTY INC                         COM          628782904      2,192          80,000   SH        Sole                 677,600
NIKE INC                         COM          654106103      4,047          63,000   SH        Sole                  63,000




OIL DRI CORP AMER                COM          677864100      2,962         135,000   SH        Sole                 135,000
ONVIA INC                        COM          68338T403        348          40,500   SH        Sole                  40,500
PDI INC                          COM          69329V100      3,261         348,000   SH        Sole                 348,000
QUALSTAR CORP                    COM          74758R109      1,128         316,000   SH        Sole                 316,000
RAND LOGISTICS INC               COM          752182204        500          77,500   SH        Sole                  77,500
SCHIFF NUTRITION INTL INC        COM          806693107      2,841         495,000   SH        Sole                 495,000
SCHWEITZER-MAUDUIT INTL INC      COM          808541106      1,555          60,000   SH        Sole                  60,000
SEAGATE TECHNOLOGY               COM          G7945J104      1,593          62,488   SH        Sole                  62,488
SILICON STORAGE TECHNOLOGY I     COM          827057100      2,512         840,000   SH        Sole                 840,000
SPARTAN MTRS INC                 COM          846819100      1,520         198,950   SH        Sole                 198,950
STERIS CORP                      COM          859152100      4,470         155,000   SH        Sole                 155,000
SYNOPSYS INC                     COM          871607107      3,501         135,000   SH        Sole                 135,000
TELVENT GIT SA                   COM          E90215109        795          28,000   SH        Sole                  28,000
TRAFFIX INC                      COM          892721101      2,651         433,094   SH        Sole                 433,094
TRANSMETA CORP DEL               COM          89376R208      1,639         120,000   SH        Sole                 120,000
UNITED ONLINE INC.               COM          911268100      2,364         200,000   SH        Sole                 200,000
WATTS WATER TECHNOLIGIES INC.    COM          942749102      3,204         107,500   SH        Sole                 107,500
WESCO FINL CORP                  COM          950817106      1,628           4,000   SH        Sole                   4,000
WORLD WRESTING ENTMT INC         COM          98156Q108      5,166         350,000   SH        Sole                 350,000
ZILOG INC                        COM          989524301      1,636         470,000   SH        Sole                 470,000